Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	₱ 31,367	₱ 31,612	₱ 26,086
Costs [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	50,264	48,808
Costs [Member] | Corporate subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	21,373	20,936
Costs [Member] | Retail subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	19,369	17,516
Costs [Member] | Foreign administrations [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	1,615	1,254
Costs [Member] | Domestic carriers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	208	256
Costs [Member] | Dealers agents and others [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	7,699	8,846
Accumulated provision for expected credit losses [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	₱ 18,897	₱ 17,196